Derivatives (Details) - Contract derivative. - SUNLIGHT FINANCIAL LLC - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Notional amounts	$ 59,770	$ 0
Other assets
Derivatives, Fair Value [Line Items]
Derivative asset recorded at fair value	$ 1,435	$ 0